Employee Benefit Plans (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Retirement age requirement, postretirement plan		55 years
Expected amount of accumulated other comprehensive loss recognized in net periodic benefit costs		$ 42,000
Expected amount of deferred regulatory assets to be recognized in net periodic benefit costs		184,000
Unrecognized transition obligation amortization period	20 years
Minimum employee contribution percent		1.00%
Maximum employee contribution percent		50.00%
Company's matching contribution		306,382	295,584	274,701
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Years until benefits are fully vested		5 years
Expected employer contributions in next fiscal year		500,000
Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum service requirement for postretirement benefit vesting		10 years
Expected employer contributions in next fiscal year		$ 500,000
First Portion Match [Member] | After April 2010 [Member]
Defined Benefit Plan Disclosure [Line Items]
Employers percentage match of employees match percentage		100.00%
Percentage of employee's gross pay that is matched by the employer		4.00%
Second Portion Match [Member] | After April 2010 [Member]
Defined Benefit Plan Disclosure [Line Items]
Employers percentage match of employees match percentage		50.00%
Percentage of employee's gross pay that is matched by the employer		2.00%